UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/18

Item 1. Schedule of Investments.

FRANKLIN GLOBAL TRUST

Consolidated Statement of Investments, October 31, 2018 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
	Country/
	Organization	Warrants		Value

Warrants 1.8%
[a,b,c] Central Bank of Nigeria, Reg S, wts., 11/15/20	Nigeria	64,000		$3,424,000
[c,d,e] Government of Ukraine, senior bond, Reg S, VRI, GDP Linked
Security, 5/31/40	Ukraine	7,700,000		3,971,352
[a,f] Government of Venezuela, Oil Value Recovery wts., 144A,
4/15/20.	Venezuela	925,920		1,851,840
[d] Oi SA, wts., 10/21/19	Brazil	22,455		80,613
Total Warrants (Cost $32,048,566)				9,327,805

		Principal
		Amount*

Quasi-Sovereign and Corporate Bonds 25.9%
Banks 5.0%
[f] Akbank T.A.S., sub.bond, 144A, 6.797% to 4/27/23, FRN
thereafter, 4/27/28	Turkey	5,600,000		4,508,728
[f] Bank of Georgia JSC, senior note, 144A, 11.00%, 6/01/20.	Georgia	15,050,000	GEL	5,602,411
[f] Fidelity Bank, senior note, 144A, 10.50%, 10/16/22	Nigeria	6,400,000		6,549,824
[c,g] International Bank of Azerbaijan OJSC, senior note, Reg S,
5.625%, 6/11/19	Azerbaijan	10,500,000		8,610,000
[b,g,h,i] Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, Reg S, zero cpn., 2/05/09.	Ghana	8,000,000		—
				25,270,963
Building Products 1.6%
[f] St. Marys Cement Inc., senior bond, 144A, 5.75%, 1/28/27	Brazil	2,600,000		2,587,000
[f] Tecnoglass Inc., senior note, 144A, 8.20%, 1/31/22.	Colombia	5,500,000		5,775,000
				8,362,000
Commercial Services & Supplies 0.8%
[c] Red de Carreteras de Occidente Sapib de CV, senior secured
bond, Reg S, 9.00%, 6/10/28	Mexico	90,000,000	MXN	4,108,843
Construction & Engineering 0.5%
[c] Saderea DAC, senior secured bond, Reg S, 12.50%, 11/30/26	Ghana	2,110,643		2,300,601
Diversified Financial Services 2.8%
[b,h] Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	Kazakhstan	136,566		1,366
[f,j] Fideicomiso PA Costera, senior secured bond, B, 144A, Index
Linked, 6.25%, 1/15/34.	Colombia	10,695,301,012	COP	3,355,253
[f] Georgia Capital JSC, senior note, 144A, 6.125%, 3/09/24	Georgia	5,300,000		4,895,901
[f] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
7/06/24.	Brazil	5,853,105		6,270,197
				14,522,717
Diversified Telecommunication Services 2.3%
[c] Empresa de Telecommunicaciones de Bogota SA, senior note,
Reg S, 7.00%, 1/17/23	Colombia	27,200,000,000	COP	7,271,626
[f] MTN (Mauritius) Investments Ltd., senior bond, 144A, 4.755%,
11/11/24	South Africa	4,000,000		3,602,740
[k] Oi SA, senior note, PIK, 10.00%, 7/27/25	Brazil	791,000		833,339
				11,707,705
Food Products 1.0%
[f] MHP Lux SA, senior note, 144A, 6.95%, 4/03/26	Ukraine	5,400,000		5,004,524

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/	Principal
		Organization	Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Industrial Conglomerates 0.6%
[f] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20		Turkey	4,400,000		$2,806,804
Metals & Mining 1.0%
[f] Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19		Ukraine	1,000,000		1,024,120
[f] Petra Diamonds U.S. Treasury PLC, secured note, second lien,
144A, 7.25%, 5/01/22		South Africa	4,500,000		4,303,125
					5,327,245
Multiline Retail 0.0%†
[b,h,k] K2016470219 South Africa Ltd., senior secured note, 144A,
PIK, 3.00%, 12/31/22		South Africa	4,299,065		5,321
[h,k] K2016470260 South Africa Ltd., senior secured note, 144A,
PIK, 25.00%, 12/31/22		South Africa	831,443		61,399
					66,720
Municipal Bonds 4.0%
[c] Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28.		Colombia	15,531,000,000	COP	5,204,971
Province of Salta Argentina,
[f] senior secured note, 144A, 9.50%, 3/16/22		Argentina	1,854,000		1,809,967
[c] senior secured note, Reg S, 9.50%, 3/16/22.		Argentina	1,818,568		1,775,377
[f] Provincia de Neuquen Argentina, senior secured bond, 144A,
8.625%, 5/12/28		Argentina	9,000,000		8,493,840
[f] Provincia de Tierra Del Fuego Argentina, senior secured bond,
144A, 8.95%, 4/17/27		Argentina	3,700,000		3,228,546
					20,512,701
Oil, Gas & Consumable Fuels 2.5%
[f] Georgian Oil and Gas Corp., senior note, 144A, 6.75%, 4/26/21 .		Georgia	6,000,000		6,134,910
[f] Petroleum Co. of Trinidad and Tobago Ltd., senior bond, 144A,
6.00%, 5/08/22		Trinidad and Tobago	3,533,333		3,100,535
[f] Tullow Oil PLC, senior note, 144A, 7.00%, 3/01/25		Ghana	3,800,000		3,729,491
					12,964,936
Real Estate Management & Development 1.0%
[c] CIFI Holdings Group Co. Ltd., senior note, Reg S, 6.875%,
4/23/21.		China	1,200,000		1,126,758
[h] O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21 .		Russia	5,400,000		3,996,000
					5,122,758
Road & Rail 0.9%
[f] Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%,
7/10/42	.	Kazakhstan	4,000,000		4,335,000
Textiles, Apparel & Luxury Goods 1.0%
[f] Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21		Indonesia	5,000,000		5,161,725
Transportation Infrastructure 0.9%
[f] Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47 .		Mexico	5,500,000		4,369,145
Total Quasi-Sovereign and Corporate Bonds
(Cost $158,762,265)					131,944,387

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FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Loan Participations and Assignments 17.3%
[b,h] Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	Iraq	790,300,187	JPY	$4,486,718
[b,h,l] Development Bank of South Africa Ltd. (Government of
Angola),
Tranche 2, senior note, FRN, 8.747%, (6-month USD
LIBOR + 6.25%), 12/20/23	Angola	8,181,250		7,728,728
Tranche 3B, senior note, FRN, 8.747%, (6-month USD
LIBOR + 6.25%), 12/20/23	Angola	7,700,000		7,274,097
[f] Dilijan Finance BV, (Ardshinbank CJSC), senior note, 144A,
12.00%, 7/29/20	Armenia	6,620,000		6,785,500
[b,h,l] Ethiopian Railway Corp. (Government of Ethiopia), FRN,
6.281%, (6-month USD LIBOR + 3.75%), 8/02/21	Ethiopia	6,200,000		6,077,926
[c] FBN Finance Co. BV, (First Bank of Nigeria Ltd.), sub. note, Reg
S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	4,000,000		4,017,680
[a,b,h,k,m] Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	544,202		541,460
[b,h,l] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	235,395,916	JPY	1,519,947
[b,h,l] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
(6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	411,957,112	JPY	2,659,999
[b,g,h] NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[f] Oilflow SPV 1 DAC (Kurdistan Regional Government), secured
note, 144A, 12.00%, 1/13/22.	Iraq	10,500,000		10,719,398
[f] PBR Kyiv Finance PLC, (City of Kyiv), 144A, 7.50%, 12/15/22	Ukraine	13,623,000		12,805,620
[b,h,l] Societe des Hydrocarbures du Tchad, Tranche B, FRN, 4.636%,
(1-month USD LIBOR + 4.50%), 12/31/27	Chad	16,478,377		14,541,189
[f] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior
note, 144A, 9.625%, 3/20/25.	Ukraine	9,000,000		8,970,975
Total Loan Participations and Assignments
(Cost $92,110,613)				88,129,237

Foreign Government and Agency Securities
43.3%
Banque Centrale de Tunisie International Bond,
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,368,375
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	4,944,299
[c] senior note, Reg S, 5.75%, 1/30/25	Tunisia	3,000,000		2,551,845
Bonos De La Nacion Argentina En Moneda Dua,
senior note, 4.50%, 6/21/19	Argentina	5,075,000		4,975,403
senior note, 4.50%, 2/13/20	Argentina	5,075,000		4,764,156
[f] Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	250,000,000	DOP	4,932,503
European Bank for Reconstruction & Development,
senior note, 8.30%, 10/02/20	Supranational[n]	38,200,000,000	IDR	2,489,628
senior note, 6.85%, 6/21/21	Supranational[n]	72,100,000,000	IDR	4,538,284
[c] Government of Angola, senior note, Reg S, 9.50%, 11/12/25	Angola	3,700,000		4,090,886
Government of Argentina, senior note, 5.875%, 1/11/28	Argentina	6,200,000		4,813,773
[f] Government of Armenia, senior note, 144A, 7.15%, 3/26/25	Armenia	3,300,000		3,463,779
[f] Government of Belarus International Bond, senior note, 144A,
6.875%, 2/28/23	Belarus	3,000,000		3,099,390
[c,l] Government of Bosnia & Herzegovina, senior bond, B, Reg S,
FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	Bosnia and Herzegovina	10,249,750	DEM	5,340,317
[f] Government of Cameroon, senior note, 144A, 9.50%, 11/19/25 .	Cameroon	8,300,000		8,690,307

|3

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/	Principal
		Organization	Amount*			Value

Foreign Government and Agency Securities
(continued)
Government of Egypt,
16.75%, 9/06/19		Egypt	47,500,000		EGP	$2,603,931
18.15%, 6/13/20		Egypt	21,000,000		EGP	1,151,436
16.40%, 9/05/20		Egypt	16,500,000		EGP	879,774
[c] Government of El Salvador, senior bond, Reg S, 7.65%,
6/15/35	.	El Salvador	13,900,000			12,785,498
[c] Government of Ethiopia, senior note, Reg S, 6.625%, 12/11/24 .		Ethiopia	3,000,000			2,939,955
[f] Government of Gabon, senior note, 144A, 6.95%, 6/16/25		Gabon	8,700,000			8,032,014
Government of Ghana,
24.75%, 7/19/21		Ghana	17,500,000		GHS	4,008,561
[c] senior bond, Reg S, 8.125%, 1/18/26		Ghana	1,600,000			1,611,696
senior note, 18.25%, 7/25/22		Ghana	35,450,000		GHS	7,068,329
[c] Government of Iraq, Reg S, 5.80%, 1/15/28		Iraq	11,100,000			10,270,275
[f] Government of Jordan, senior bond, 144A, 6.125%, 1/29/26		Jordan	4,400,000			4,219,424
Government of Mexico, senior note, M, 5.00%, 12/11/19		Mexico	2,721,000	[o]	MXN	12,905,460
Government of Russia, 7.00%, 8/16/23		Russia	331,763,000		RUB	4,808,612
Government of South Africa, senior bond, 7.00%, 2/28/31		South Africa	313,000,000		ZAR	16,869,416
[f] Government of Suriname, senior note, 144A, 9.25%, 10/26/26		Suriname	5,250,000			5,184,375
Government of Uganda, 13.75%, 6/13/19		Uganda	10,750,000,000		UGX	2,896,365
[f] Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32		Ukraine	6,500,000			5,410,990
[j] Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37.		Uruguay	546,465,036		UYU	17,521,842
[c,g] Government of Venezuela,
senior bond, Reg S, 7.65%, 4/21/25		Venezuela	13,500,000			3,421,202
senior bond, Reg S, 9.25%, 5/07/28		Venezuela	5,000,000			1,259,925
Grenada Government International Bond,
[f] senior bond, 144A, 7.00%, 5/12/30		Grenada	6,765,966			6,275,433
\c senior bond, Reg S, 7.00%, 5/12/30		Grenada	1,466,136			1,359,841
[b] International Finance Corp., senior note, 10.25%, 12/05/18		Supranational[n]	3,407,800		AZN	1,971,775
Kenya Infrastructure Bond,
11.00%, 9/15/25		Kenya	460,000,000		KES	4,500,116
12.50%, 1/10/33		Kenya	263,150,000		KES	2,743,183
senior note, 12.50%, 5/12/25		Kenya	278,000,000		KES	2,871,718
[g,h] Mozambique International Bond, senior note, 144A, 10.50%,
1/18/23	.	Mozambique	7,900,000			6,703,940
[f] Peruvian Government International Bond, senior bond, 144A,
6.35%, 8/12/28		Peru	17,700,000		PEN	5,422,817
Total Foreign Government and Agency
Securities (Cost $246,109,191)						220,760,848

			Shares

Common Stocks 0.0%†
[b,d,h] Astana Finance JSC, GDR, 144A		Kazakhstan	193,625			—
[b,d,h] K2016470219 South Africa Ltd., A		South Africa	55,882,058			37,879
[b,d,h] K2016470219 South Africa Ltd., B		South Africa	5,561,052			3,770
Total Common Stocks (Cost $433,379)						41,649

|4

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/
	Organization	Units		Value
Private Limited Partnership Fund (Cost
$4,600,000) 0.1%
Diversified Financial Services 0.1%
[a,b,d,h,p] Global Distressed Alpha Fund III LP	United States	4,424,861		$196,362
Total Investments before Short Term
Investments (Cost $534,064,014)				450,400,288

		Principal
		Amount*

Short Term Investments 9.5%

Foreign Government and Agency Securities 3.4%
[q] Egypt Treasury Bill, 2/26/19	Egypt	35,450,000	EGP	1,870,212
European Bank for Reconstruction & Development,
senior note, 28.50%, 7/10/19	Supranational[n]	57,000,000	TRY	10,386,844
[b,l] senior note, FRN, 6.961%, (91 Day KZT T-Bill - 1.30%),
2/21/19	Supranational[n]	1,800,000,000	KZT	4,863,702
Total Foreign Government and Agency
Securities
(Cost $16,809,707)				17,120,758
Total Investments before Money Market Funds
(Cost $550,873,721)				467,521,046

		Shares

Money Market Funds (Cost $31,016,523) 6.1%
[r,s] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	31,016,523		31,016,523
Total Investments (Cost $581,890,244) 97.9%				498,537,569
Other Assets, less Liabilities 2.1%				10,891,718
Net Assets 100.0%				$509,429,287

|5

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the aggregate value of these securities was $87,442,648, representing 17.2% of net assets.
dNon-income producing.
eThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2018, the aggregate value of these securities was $192,513,151, representing 37.8% of net assets.
gDefaulted security or security for which income has been deemed uncollectible.
hSee Note 5 regarding restricted securities.
iRepresents claims that have been filed with a Ghanaian court against National Investments Bank of Ghana.
jPrincipal amount of security is adjusted for inflation.
kIncome may be received in additional securities and/or cash.
lThe coupon rate shown represents the rate at period end.
mPerpetual security with no stated maturity date.
nA supranational organization is an entity formed by two or more central governments through international treaties.
oPrincipal amount is stated in 100 Mexican Peso Units.
pThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
qThe security was issued on a discount basis with no stated coupon rate.
rSee Note 7 regarding investments in affiliated management investment companies.
sThe rate shown is the annualized seven-day effective yield at period end.

At October 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	2,200,000	$2,573,120	12/04/18	$75,090	$—
Euro	RBCCM	Sell	2,500,000	2,924,878	12/04/18	86,207	—
Japanese Yen	CITI	Sell	620,000,000	5,590,320	12/04/18	83,419	—
Japanese Yen	MSCO	Sell	700,000,000	6,307,213	12/04/18	89,744	—
Japanese Yen	RBCCM	Sell	700,000,000	6,309,546	12/04/18	92,078	—
Total Forward Exchange Contracts						$426,538	$—
Net unrealized appreciation (depreciation)						$426,538

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 20.

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	FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2018 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 99.0%
Airport Services 16.3%
Aena SME SA	Spain	9,772	$1,561,733
Aeroports de Paris SA.	France	10,847	2,270,852
Auckland International Airport Ltd	New Zealand	564,898	2,575,104
Beijing Capital International Airport Co. Ltd	China	658,000	712,417
Enav SpA	Italy	216,417	975,742
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	15,251	1,264,003
Japan Airport Terminal Co. Ltd	Japan	12,800	492,111
			9,851,962
Construction & Engineering 3.7%
Eiffage SA	France	10,595	1,036,711
Sadbhav Engineering Ltd	India	69,965	194,920
Vinci SA	France	11,533	1,030,034
			2,261,665
Electric Utilities 23.5%
American Electric Power Co. Inc	United States	34,670	2,543,391
El Paso Electric Co	United States	16,200	924,210
Enel Chile SA.	Chile	5,388,954	468,433
Enel SpA	Italy	389,822	1,912,924
Evergy Inc	United States	33,478	1,874,433
[a] Iberdrola SA.	Spain	292,131	2,069,268
NextEra Energy Inc	United States	12,540	2,163,150
Orsted AS	Denmark	5,523	350,777
[a] PG&E Corp	United States	11,200	524,272
Xcel Energy Inc	United States	27,600	1,352,676
			14,183,534
Environmental & Facilities Services 1.0%
Cleanaway Waste Management Ltd	Australia	474,937	605,132
Gas Utilities 4.1%
Atmos Energy Corp	United States	3,400	316,472
ENN Energy Holdings Ltd	China	99,800	848,265
Gujarat State Petronet Ltd	India	286,344	693,018
Infraestructura Energetica Nova SAB de CV	Mexico	160,800	626,958
			2,484,713
Highways & Railtracks 8.8%
Atlantia SpA	Italy	81,419	1,637,235
Atlas Arteria Ltd	Australia	202,906	980,972
Getlink SE	France	52,675	662,913
Transurban Group.	Australia	252,592	2,027,561
			5,308,681
Integrated Telecommunication Services 2.5%
Cellnex Telecom SAU	Spain	47,119	1,174,244
[a] China Tower Corp. Ltd., H	China	2,068,900	316,608
			1,490,852
Marine Ports & Services 0.9%
COSCO Shipping Ports Ltd	China	504,000	514,187

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Multi-Utilities 12.9%
CMS Energy Corp	United States	34,000	$1,683,680
Dominion Energy Inc	United States	20,600	1,471,252
DTE Energy Co	United States	9,850	1,107,140
National Grid PLC	United Kingdom	173,805	1,840,761
Sempra Energy	United States	11,560	1,272,987
Unitil Corp	United States	8,900	422,839
			7,798,659
Oil & Gas Storage & Transportation 18.3%
[a] Cheniere Energy Inc	United States	39,250	2,371,092
Enbridge Inc	Canada	15,244	475,105
Energy Transfer LP	United States	85,787	1,333,130
ONEOK Inc	United States	27,600	1,810,560
Pembina Pipeline Corp	Canada	44,529	1,440,599
Targa Resources Corp	United States	10,620	548,735
TransCanada Corp	Canada	80,707	3,043,951
			11,023,172
Railroads 0.7%
[a] Rumo SA	Brazil	89,000	397,705
Water Utilities 6.3%
American Water Works Co. Inc	United States	17,320	1,533,339
Guangdong Investment Ltd	China	354,000	632,022
Pennon Group PLC	United Kingdom	107,661	1,026,100
Severn Trent PLC	United Kingdom	26,030	619,388
			3,810,849
Total Common Stocks and Other Equity Interests (Cost $56,747,743) .			59,731,111

Short Term Investments (Cost $229,846) 0.4%

Money Market Funds 0.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	229,846	229,846
Total Investments (Cost $56,977,589) 99.4%			59,960,957
Other Assets, less Liabilities 0.6%			377,779
Net Assets 100.0%			$60,338,736

See Abbreviations on page 20.

aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|8

FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2018 (unaudited)
Franklin International Growth Fund
	Country	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 2.7%
MTU Aero Engines AG	Germany	87,000	$18,499,379
Auto Components 2.1%
Aptiv PLC	United States	195,000	14,976,000
Banks 5.0%
FinecoBank Banca Fineco SpA	Italy	1,650,000	17,273,492
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
KBC Groep NV	Belgium	260,000	17,928,046
			35,201,538
Biotechnology 5.9%
[a] Alkermes PLC	United States	550,000	22,456,500
CSL Ltd	Australia	139,000	18,497,536
			40,954,036
Capital Markets 2.5%
Deutsche Boerse AG	Germany	140,000	17,729,902
Chemicals 8.2%
Koninklijke DSM NV	Netherlands	185,000	16,208,498
Symrise AG	Germany	240,000	20,152,238
Umicore SA	Belgium	450,000	21,190,624
			57,551,360
Diversified Consumer Services 5.7%
Kroton Educacional SA.	Brazil	6,000,000	18,389,694
[a] TAL Education Group, ADR.	China	740,000	21,445,200
			39,834,894
Energy Equipment & Services 2.7%
John Wood Group PLC	United Kingdom	2,100,000	19,156,451
Health Care Equipment & Supplies 7.8%
Cochlear Ltd	Australia	128,000	16,089,600
GN Store Nord A/S	Denmark	470,000	19,950,374
[a] LivaNova PLC	United Kingdom	165,000	18,478,350
			54,518,324
Internet & Direct Marketing Retail 10.4%
[a] Boohoo Group PLC	United Kingdom	6,600,000	17,947,150
[a] Just Eat PLC	United Kingdom	2,500,000	19,401,427
MercadoLibre Inc	Argentina	60,000	19,470,000
Zozo Inc	Japan	670,000	16,137,928
			72,956,505
IT Services 7.2%
[a] InterXion Holding NV	Netherlands	320,000	18,838,400
Keywords Studios PLC	Ireland	520,000	9,099,129
[a] Shopify Inc., A	Canada	165,000	22,794,750
			50,732,279
Machinery 3.0%
Weir Group PLC	United Kingdom	1,050,000	21,270,044
Media 5.2%
Ascential PLC	United Kingdom	3,750,000	18,047,542
CyberAgent Inc	Japan	440,000	18,670,328
			36,717,870

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Multiline Retail 3.2%
Dollarama Inc	Canada	800,000	$22,131,216
Pharmaceuticals 5.0%
Hikma Pharmaceuticals PLC	United Kingdom	836,200	20,308,713
Santen Pharmaceutical Co. Ltd	Japan	1,000,000	14,838,109
			35,146,822
Professional Services 2.9%
Experian PLC	United Kingdom	870,000	20,029,515
Road & Rail 3.0%
DSV AS	Denmark	260,000	20,896,909
Semiconductors & Semiconductor Equipment 2.4%
Infineon Technologies AG	Germany	850,000	17,044,325
Software 8.2%
The Sage Group PLC	United Kingdom	2,800,000	19,469,377
SAP SE	Germany	185,000	19,828,075
Sophos Group PLC	United Kingdom	3,300,000	18,452,941
			57,750,393
Trading Companies & Distributors 2.7%
Ferguson PLC	Switzerland	280,389	18,919,841
Total Common Stocks (Cost $627,625,138)			672,017,603

Short Term Investments (Cost $33,322,276) 4.8%

Money Market Funds 4.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	33,322,276	33,322,276
Total Investments (Cost $660,947,414) 100.6%.			705,339,879
Other Assets, less Liabilities (0.6)%			(4,087,361)
Net Assets 100.0%			$701,252,518

See Abbreviations on page 20.

[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]See Note 7 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.

|10

	FRANKLIN GLOBAL TRUST

Statement of Investments, October 31, 2018 (unaudited)
Franklin International Small Cap Growth Fund
		Shares/
	Country	Rights	Value
Common Stocks and Other Equity Interests 99.7%
Air Freight & Logistics 3.0%
Panalpina Welttransport Holding AG	Switzerland	265,099	$32,361,232
Capital Markets 5.0%
[a] Fairfax India Holdings Corp	Canada	4,256,200	54,011,178
Commercial Services & Supplies 8.8%
Biffa PLC.	United Kingdom	11,127,400	33,399,308
Elis SA	France	848,260	17,124,687
ISS AS	Denmark	1,385,100	45,530,278
			96,054,273
Containers & Packaging 4.3%
RPC Group PLC.	United Kingdom	4,742,200	46,190,490
Distributors 2.8%
[b] Headlam Group PLC.	United Kingdom	5,372,888	30,915,657
Energy Equipment & Services 7.5%
[a] Borr Drilling Ltd	Norway	6,575,575	25,573,760
John Wood Group PLC	United Kingdom	6,163,275	56,222,129
			81,795,889
Equity Real Estate Investment Trusts (REITs) 3.2%
Lar Espana Real Estate Socimi SA	Spain	3,516,610	34,839,714
Food & Staples Retailing 3.5%
Total Produce PLC	Ireland	18,009,900	38,545,147
Food Products 3.2%
Cloetta AB, B	Sweden	11,664,600	35,164,270
Health Care Providers & Services 0.7%
BML Inc	Japan	265,200	7,294,556
Hotels, Restaurants & Leisure 4.4%
Elior Group SA	France	3,294,600	47,486,856
Insurance 10.1%
[a] Arch Capital Group Ltd	United States	1,340,721	38,036,255
Fairfax Financial Holdings Ltd	Canada	92,600	45,007,195
RenaissanceRe Holdings Ltd	United States	221,600	27,070,656
			110,114,106
Interactive Media & Services 4.6%
[a] 58.com Inc., ADR	China	756,700	49,631,953
Internet & Direct Marketing Retail 1.4%
Dustin Group AB	Sweden	1,850,600	14,836,494
[a] Dustin Group AB, rts., 11/07/18	Sweden	1,850,600	289,858
			15,126,352
Leisure Products 4.1%
Bandai Namco Holdings Inc	Japan	1,247,600	44,373,601
Machinery 1.6%
Zardoya Otis SA	Spain	2,510,308	17,195,892
Marine 7.5%
[b] Clarkson PLC.	United Kingdom	1,691,303	51,413,158
[a,b] Diana Shipping Inc	United States	8,027,750	30,585,727
			81,998,885

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
		Shares/
	Country	Rights	Value
Common Stocks and Other Equity Interests (continued)
Media 4.6%
[a] Liberty Latin America Ltd	Chile	1,097,100	$19,758,771
[a] Liberty Latin America Ltd., A	Chile	1,690,100	30,387,998
			50,146,769
Metals & Mining 2.5%
Straits Trading Co. Ltd	Singapore	18,223,100	27,229,088
Personal Products 1.1%
Ontex Group NV.	Belgium	626,800	12,022,221
Pharmaceuticals 0.5%
Haw Par Corp. Ltd	Singapore	642,100	5,955,885
Professional Services 3.6%
PageGroup PLC	United Kingdom	3,930,001	25,198,360
SThree PLC	United Kingdom	3,576,650	14,001,766
			39,200,126
Real Estate Management & Development 3.7%
Hang Lung Group Ltd	Hong Kong	16,144,000	39,693,467
Tobacco 4.5%
Scandinavian Tobacco Group AS	Denmark	3,188,973	48,372,035
Trading Companies & Distributors 3.5%
Grafton Group PLC, units consisting of common stock	United Kingdom	4,128,832	38,180,506
Total Common Stocks and Other Equity Interests
(Cost $1,051,806,765)			1,083,900,148
Other Assets, less Liabilities 0.3%			3,010,072
Net Assets 100.0%			$1,086,910,220

See Abbreviations on page 20.

aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.

|12

FRANKLIN GLOBAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|13

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At October 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

|14

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At October 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
193,625		Astana Finance JSC, GDR, 144A.	5/22/15	$—	$—
136,566		Astana Finance JSC, secured note, 144A, zero cpn.,
		12/22/24	5/22/15	—	1,366
790,300,187	JPY	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	1/26/17	4,858,947	4,486,718
8,181,250		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 8.747%,
		(6-month USD LIBOR + 6.25%), 12/20/23	12/16/13	8,181,250	7,728,728
7,700,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 8.747%,
		(6-month USD LIBOR + 6.25%), 12/20/23	6/06/14	7,700,000	7,274,097
6,200,000		Ethiopian Railway Corp. (Government of Ethiopia), FRN,
		6.281%, (6-month USD LIBOR + 3.75%), 8/02/21.	8/04/14 - 1/15/16	5,993,909	6,077,926
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	196,362
544,202		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 9/30/18	544,200	541,460
235,395,916	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	10/16/07 - 1/06/11	1,461,417	1,519,947
55,882,058		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	429,250	37,879
5,561,052		K2016470219 South Africa Ltd., B	2/01/17	4,129	3,770
4,299,065		K2016470219 South Africa Ltd., senior secured note, 144A,
		PIK, 3.00%, 12/31/22	2/08/13 - 7/05/18	6,743,371	5,321
831,443		K2016470260 South Africa Ltd., senior secured note, 144A,
		PIK, 25.00%, 12/31/22	2/01/17 - 7/05/18	731,319	61,399

|15

FRANKLIN GLOBAL TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES (continued)

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund (continued)
411,957,112	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
		(6-month JPY LIBOR + 0.50%), 1/01/28	7/19/07 - 1/06/11	$2,455,694	$2,659,999
7,900,000		Mozambique International Bond, senior note, 144A, 10.50%,
		1/18/23	4/06/16	7,095,741	6,703,940
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20.	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
5,400,000		O1 Properties Finance PLC, senior note, 144A, 8.25%,
		9/27/21	9/21/16 - 10/05/16	5,356,066	3,996,000
16,478,377		Societe des Hydrocarbures du Tchad, Tranche B, FRN,
		4.636%, (1-month USD LIBOR + 4.50%), 12/31/27	1/01/18	16,478,377	14,541,189
8,000,000		Sphynx Capital Markets PCC (National Investment Bank of
		Ghana), PTN, Reg S, zero cpn., 2/05/09	10/12/09 - 10/13/11	3,100,000	—
		Total Restricted Securities (Value is 11.0% of Net Assets)		$78,869,426	$55,836,101

*In U.S. dollars unless otherwise indicated.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Clarkson PLC	1,798,229	—	(106,926)	1,691,303	$51,413,158	$557,163	$(1,317,944)	$(4,158,592)
Diana Shipping Inc	8,027,750	—	—	8,027,750	30,585,727	—	—	(5,539,148)
Headlam Group PLC	5,372,888	—	—	5,372,888	30,915,657	—	—	(1,391,961)
Total Affiliated Securities (Value is 10.4% of Net Assets)					$112,914,542	$557,163	$(1,317,944)	$(11,089,701)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.83%	11,538,315	40,381,714	(20,903,506)	31,016,523	$31,016,523	$126,271	$ —	$ —

|16

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Global Listed Infrastructure Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.83%	27,666	4,274,789	(4,072,609)	229,846	$229,846	$720	$ —	$ —

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.83%	31,353,762	130,444,358	(128,475,844)	33,322,276	$33,322,276	$121,942	$ —	$ —

8. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2018, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2018, the net assets of the FT Subsidiary were $7,181,185, representing 1.4% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at October 31, 2018, due to market events, Franklin International Small Cap Growth Fund employed fair value procedures to value $132,447,460 of its holdings. Such procedures resulted in a temporary transfer of financial instruments from Level 1 to Level 2 within the fair value hierarchy.

|17

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of October 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:[a]
Warrants	$—	$5,903,805		$3,424,000		$9,327,805
Quasi-Sovereign and Corporate Bonds	—	131,937,700		6,687	[b]	131,944,387
Loan Participations and Assignments	—	43,299,173		44,830,064	[b]	88,129,237
Foreign Government and Agency Securities	—	218,789,073		1,971,775		220,760,848
Common Stocks	—	—		41,649	[b]	41,649
Private Limited Partnership Fund.	—	—		196,362		196,362
Short Term Investments	31,016,523	12,257,056		4,863,702		48,137,281
Total Investments in Securities	$31,016,523	$412,186,807		$55,334,239		$498,537,569

Other Financial Instruments:
Forward Exchange Contracts	$—	$426,538		$—		$426,538

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:[a]
Equity Investments	$59,731,111	$—		$—		$59,731,111
Short Term Investments	229,846	—		—		229,846
Total Investments in Securities	$59,960,957	$—		$—		$59,960,957

Franklin International Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$672,017,603	$—	$	—[b]		$672,017,603
Short Term Investments	33,322,276	—		—		33,322,276
Total Investments in Securities	$705,339,879	$—		$—		$705,339,879

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Food & Staples Retailing	$—	$38,545,147		$—		$38,545,147
All Other Equity Investments.	1,045,355,001	—		—		1,045,355,001
Total Investments in Securities	$1,045,355,001	$38,545,147		$—		$1,083,900,148

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at October 31, 2018.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended October 31, 2018, is as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level[a]	Level 3	Adjustments[b]	(Loss)	(Depreciation)	of Period		Period End
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Warrants	$—		$—	$—	$3,424,000	$—	$—	$—	$—	$3,424,000		$—
Quasi-Sovereign and Corporate
Bonds.	6,726	[c]	—	—	—	—	(225,360)	—	225,321	6,687	[c]	225,321
Loan Participations and
Assignments	46,046,676	[c]	—	(1,033,333)	—	—	229,266	—	(412,545)	44,830,064	[c]	(387,616)
Foreign Government and
Agency Securities	1,965,906		—	—	—	—	—	—	5,869	1,971,775		5,869
Common Stocks	46,572	[c]	—	—	—	—	—	—	(4,923)	41,649	[c]	(4,923)
Private Limited Partnership
Fund	227,836		—	—	—	—	—	—	(31,474)	196,362		(31,474)
Short Term Investments	5,178,608		—	—	—	—	10,999	—	(325,905)	4,863,702		(325,905)
Total Investments in Securities	$53,472,324		$—	$(1,033,333) $3,424,000		$—	$14,905	$—	$(543,657)	$55,334,239		$(518,728)

aThe investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2018, are as follows:

Impact to Fair
	Fair Value at			Amount/	Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Range	Input Increases[a]
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and			Weighted average of
Assignments	$44,830,064	Consensus Pricing	offered quotes	65.0 - 81.6 JPY	Increase[b]
Discounted Cash
		Flow Model	Free Cash Flow	$53.4 (mil)	Increase[c]
			Discount rate	8.3% - 12.9%	Decrease[c]
Discounted Cash
Short Term Investments	4,863,702	Flow Model	Free Cash Flow	$31.1 (mil)	Increase[c]

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

					Impact to Fair
	Fair Value at			Amount/	Value if
Description	End of Period Valuation Technique		Unobservable Inputs	Range	Input Increases[a]
			Discount rate	7.3%	Decrease
All Other Investments[d]	5,640,473	[e]
Total	$55,334,239

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cRepresents a significant impact to fair value and net assets.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at October 31, 2018.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

On December 13, 2018 the Trust’s Board of Trustees approved a proposal to change the name of the Franklin International Small Cap Growth Fund to Franklin International Small Cap Fund, effective March 1, 2019.

Abbreviations

Counterparty
CITI	Citibank N.A.
MSCO	Morgan Stanley
RBCCM	Royal Bank of Canada

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Currency		Selected Portfolio
AZN	Azerbaijani Manat	ADR	American Depositary Receipt
CHF	Swiss Franc	FRN	Floating Rate Note
COP	Colombian Peso	GDP	Gross Domestic Product
DEM	Deutsche Mark	GDR	Global Depositary Receipt
DOP	Dominican Peso	LIBOR	London Inter Bank Offered Rate
EGP	Egyptian Pound	PIK	Payment-In-Kind
EUR	Euro	PTN	Pass-through Note
GEL	Georgian Lari	REIT	Real Estate Investment Trust
GHS	Ghanaian Cedi	T-Bill	Treasury Bill
IDR	Indonesian Rupiah	VRI	Value Recovery Instrument
JPY	Japanese Yen
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Franklin Global Listed Infrastructure Fund, Franklin International Growth Fund, and Franklin International Small Cap Growth Fund, and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds.  As a result, a material weakness exists at period end for the Franklin Global Listed Infrastructure Fund, Franklin International Growth Fund, and Franklin International Small Cap Growth Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After October 31, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date December 27, 2018

By _/s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

   Chief Accounting Officer

   Date December 27, 2018